Debt	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Debt
17. Debt
Preferred Shareholder Transaction
On March 8, 2021, the Group signed an Exchange Agreement in conjunction with a Loan and Security Agreement and Warrant with a holder of preference shares and convertible notes (the “Investor”). Prior to such date, the Investor had been a note lender under the 2018 and 2019 note purchase agreements, and also owned Series A, B and
B-1
preference shares. The Exchange Agreement requires the Investor to sell back to the Group all its outstanding shares and Notes debt, including the cancellation of the convertible feature of the promissory note (as part of the sale of such notes to Nettar Group Inc.) with a fair value of $21,902 thousand, in exchange for a loan and security interest in the principal amount of $40,089 thousand (the “Loan”), including unpaid accrued interest, and a warrant with a transaction fair value of $161,432 thousand. The Group recognized a gain on debt extinguishment of $3,258 thousand related to the transaction and a cost of treasury shares of $170,949 thousand. The loan and security agreement has a fixed interest rate of 5% per year, payable at the maturity date of March 8, 2046, is mandatorily payable upon event of default, change of control, going public or initial coin offering (ICO) transaction, in an amount equal to the sum of all outstanding principal of the Loan, plus accrued and unpaid interest. The loan and security agreement was repaid in connection with the merger transaction with CF Acquisition Corp. V (see Note 20 Subsequent Events).
The exercise period of warrant is the earlier of 25 years from the effective date (i.e., March 8, 2021) or the date which the warrant is exercised in full. The warrant is freestanding, can be separately exercised from the debt and as of December 31, 2021 is transferrable subject to a right of first refusal in favor of Nettar Group Inc.
The Investor transaction resulted in the derecognition of the convertible notes and related embedded derivative amounting to $30,332 thousand, and recognition of a liability related to the new loan (Promissory Note), treasury shares and a warrant classified as an equity financial instrument.
Debt and Amendments
In September 2020, the Group signed a Note Purchase Agreement (the “NPA”) with certain lenders, which included a compound annual interest rate of 5% with a maturity of 2 years. Such 2020 notes together with the 2018 NPA and 2019 Amended & Restated NPA with similar conditions (compound annual interest rate of 5% with 2 years of maturity) are all the Notes debt issued by the Group.
In April 2021, the Group´s management agreed with its note holders, to extend the maturity date of the 2018 and 2019 convertible notes with original due date in April and September 2021, respectively. The new maturity date for the 2018 and 2019 notes was agreed to be in April 2022. The Group recognized a gain on extinguishment of debt of $318 thousand on the Consolidated Statement of Profit and Loss and Comprehensive Loss for the year ended December 31, 2021, related to the agreement.
In April 2021, the Group incurred $20,332 thousand of indebtedness related to the issuance of Nettar Series X Preferred Shares. See Note 10 (Issued Capital and Reserves).
In December 2021, the Group entered into the Promissory Note with Cantor Fitzgerald Securities (“CF Securities”) and incurred a loan (“Cantor Loan”) for an aggregate total amount of $7,500 thousand.
The breakdown of the debt outstanding as of December 31, 2021 and December 2020, is as follows:

December 31, 2021	Annual interest rate	Maturity	Principal	December 31, 2020	Annual interest rate	Original Maturity	Principal
Current debt				Current debt
Notes debt 2018	5%	2022	$16,540	Notes debt 2018	5%	2020	$19,540
Notes debt 2019	5%	2022	25,000	Notes debt 2019	5%	2021	30,000
Notes debt 2020	5%	2022	15,047	Non-current debt
Series X	7%	2023	20,332	Notes debt 2020	5%	2022	15,047

Cantor Loan	7%	2022	7,500	Total debt			$64,587

Promissory notes	5%	2046	40,089

Total			$124,508

Conversion features
The Group determined the conversion features of the debt instruments represented a derivative instrument, which are not clearly and closed related to the debt host contracts, and therefore were required to be accounted for separately. The convertible debt instruments were separated into debt and conversion options at issuance and a fair value was assigned to each component.
The fair values of the Group’s Notes debt, Nettar Series X Preferred Shares and Cantor Loan are determined by using the “with” and “without” method. As of each Measurement Date, the Group first valued the Notes and Nettar Series X Preferred Shares with the Conversion Options and the Cantor Loan with the make-whole premium in certain scenarios (the “with” scenario) and subsequently valued the Notes and Nettar Series X Preferred Shares without the Conversion Options and the Cantor Loan without the make-whole premium in certain scenarios (the “without” scenario). The difference between the fair values of the Notes in the “with” and “without” scenarios was the concluded fair value of the Conversion Options of the Notes and Nettar Series X Preferred Shares and the make-whole premium of Cantor Loan as of the Measurement Date.
To estimate the fair value of the Convertible Notes, Nettar Series X Preferred Shares and Cantor Loan in the “with” scenario, management considered the Group’s expectations regarding future financings. Management used expectations regarding a next qualified equity financing scenario, SPAC scenario and a dissolution scenario to estimate the fair value of the Convertible Notes, Nettar Series X Preferred Shares and Cantor Loan in the “with” scenario.
Regarding the “without” scenario, the Group also considered scenarios: the next equity financing scenario, SPAC scenario and the dissolution scenario, in order to estimate the fair value of the Convertible Notes, Nettar Series X Preferred Shares and Cantor Loan.
After initial recognition, the host debt is accounted for at amortized cost and effective interest rate is calculated considering residual value assigned. The fair value of the conversion feature and the make-whole premium is determined at each reporting date and fair value change recognized in profit or loss.
The changes in Convertible Notes (Notes debt), Promissory notes, Nettar Series X Preferred Shares and Cantor Loan for the years ended December 31, 2021, 2020 and 2019 that arose from financial activities:

	January 1, 2021	Cash flows	Extinguishment	Exchange of instruments	Interest / Dividend	Changes in fair value	December 31, 2021
Notes debt	$62,784	$—	$(8,749)	$—	$7,421	$—	$61,456
Notes debt - Embedded derivative liability	96,096	—	(21,902)	—	—	43,428	117,622
Promissory notes	—	—	—	36,333	1,762	—	38,095
Series X	—	18,816	—	—	2,367	—	21,183
Series X - Embedded derivative liability	—	1,516	—	—	—	(1,328)	188
Cantor Loan	—	6,923	—	—	143	—	7,066
Cantor Loan - Embedded derivative liability	—	577	—	—	—	2	579

Total	$158,880	$27,832	$(30,651)	$36,333	$11,693	$42,102	$246,189

Total non-current							—

Total current							$246,189

	January 1, 2020	Cash flows	Extinguishment	Exchange of instruments	Interest	Changes in fair value	December 31, 2020
Notes debt	$42,004	$13,314	$—	$—	$7,466	$—	$62,784
Notes debt - Embedded derivative liability	7,139	4,733	—	—	—	84,224	96,096

Total	$49,143	$18,047	$—	$—	$7,466	$84,224	$158,880

Total non-current							33,795

Total current							$125,085

	January 1, 2019	Cash flows	Extinguishment	Exchange of instruments	Interest	Changes in fair value	December 31, 2019
Notes debt	$17,431	$20,105	$—	$—	$4,468	$—	$42,004
Notes debt - Embedded derivative liability	4,474	6,895	—	—	—	(4,230)	7,139

Total	$21,905	$27,000	$—	$—	$4,468	$(4,230)	$49,143

Total non-current							28,495

Total current							$20,648

All of the Group’s outstanding Notes debt, Series X and Cantor Loan balances were converted into a number of Class A Ordinary Shares as determined in the merger agreement in connection with the merger transaction with CF Acquisition Corp. V in January 2022 (see Note 20 Subsequent Events),